Financial Instruments (Details 2) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Designated As Hedging Instrument [Member] | Interest Income Expense [Member] | Interest Rate Contract Dollar [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ 0	$ 0
Nondesignated as Hedging Instrument [Member] | Interest Income Expense [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	5,559	(9,247)
Designated As Hedging Instrument [Member] | Cost Of Sale [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	596	1,889
Nondesignated as Hedging Instrument [Member] | Selling, General and Administrative Expense [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(24,714)	42,864
Designated As Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	1,533	(74,840)
Amount of (Gain) or Loss Recognized in Income on Derivatives	596	1,889
Designated As Hedging Instrument [Member] | Interest Rate Contract Dollar [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	9,478	(52,710)
Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(7,945)	(22,130)
Nondesignated as Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ (19,155)	$ 33,617